ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Principal subsidiaries, VIE and the VIE's subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
iHuman Online Limited ("iHuman Online")
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hongen Perfect Future (Tianjin) Investment Co., Ltd. ("Hongen Investment", or the "WFOE")
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Tianjin Hongen Perfect Future Education Technology Co., Ltd. ("Tianjin Hongen", or the "VIE")
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	0.00%
Beijing Jinhongen Education Technology Co., Ltd. ("Beijing Jinhongen")
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	0.00%